As filed with the Securities and Exchange Commission on March 31, 2008


                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number: 811-21499

                  NEUBERGER BERMAN DIVIDEND ADVANTAGE FUND INC.
                  ---------------------------------------------
             (Exact Name of the Registrant as Specified in Charter)
                           605 Third Avenue, 2nd Floor
                          New York, New York 10158-0180
               (Address of Principal Executive Offices - Zip Code)

       Registrant's telephone number, including area code: (212) 476-8800

                    Peter E. Sundman, Chief Executive Officer
                  Neuberger Berman Dividend Advantage Fund Inc.
                           605 Third Avenue, 2nd Floor
                          New York, New York 10158-0180

                              Arthur Delibert, Esq.
                 Kirkpatrick & Lockhart Preston Gates Ellis LLP
                               1601 K Street, N.W.
                           Washington, D.C. 20006-1600
                   (Names and addresses of agents for service)

Date of fiscal year end: October 31, 2008

Date of reporting period: January 31, 2008

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 ({section} 239.24 and 274.5 of this chapter), to file reports with the Commission not later than 60 days after the close of their first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 ("1940 Act") (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. {section} 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

                                                                                                              JANUARY 31, 2008

SCHEDULE OF INVESTMENTS Dividend Advantage Fund Inc.
----------------------------------------------------
(UNAUDITED)

NUMBER OF SHARES                                MARKET VALUE(+)        NUMBER OF SHARES                            MARKET VALUE(+)
                                               ($000'S OMITTED)                                                   ($000'S OMITTED)
COMMON STOCK (141.5%)                                                      34,200  Vornado Realty Trust                 3,092
                                                                                                                       ------
                                                                                                                       11,650

AIR FREIGHT & LOGISTICS (1.2%)
          17,900   United Parcel Service           1,310               ELECTRIC UTILITES (1.1%)
                                                                           23,100   ITC Holdings                        1,221
APARTMENTS (11.4%)
    28,100   AvalonBay Communities                 2,640(E)            ENERGY (6.5%)
    35,000   BRE Properties                        1,526                   14,300   Chevron Corp.                       1,208(E)
    44,700   Camden Property Trust                 2,206(E)                16,000   ConocoPhillips                      1,285
    87,900   Equity Residential                    3,288(E)                14,200   Exxon Mobil                         1,227
    13,300   Essex Property Trust                  1,378(E)                88,200   Spectra Energy                      2,015
    23,200   Home Properties                       1,113(E)                73,000   TECO Energy                         1,217(E)
                                                  ------                                                               ------
                                                  12,151                                                                6,952
BANKING & FINANCIAL (12.1%)                                            ENTERTAINMENT (1.3%)
    31,800   Bank of America                       1,410                   72,200   Regal Entertainment Group           1,339(E)
    27,337   Bank of New York Mellon               1,275
    30,400   Citigroup Inc.                          858(E)            FINANCIAL SERVICES (1.2%)
    39,300   Freddie Mac                           1,194                   20,200   PNC Financial Services Group        1,326(E)
    14,500   Hartford Financial Services
               Group                               1,171               FOOD & BEVERAGE (1.2%)
    16,600   HSBC Holdings PLC ADR                 1,248(E)                15,300   Diageo PLC ADR                      1,235(E)
    29,700   J.P. Morgan Chase                     1,412
    22,000   Lincoln National                      1,196(E)            FOREST PRODUCTS & PAPER (2.3%)
    28,600   Nationwide Financial Services         1,263                   27,539   Plum Creek Timber Company           1,150(E)
    22,700   Wachovia Corp.                          884                   19,000   Weyerhaeuser Co.                    1,286
    27,300   Wells Fargo                             929                                                               ------
                                                  ------                                                                2,436

                                                  12,840               HEALTH CARE (7.8%)
BASIC MATERIALS (2.5%)                                                     35,600   Abbott  Laboratories                2,004
     3,400   Rio Tinto                             1,384(E)                36,200   Nationwide Health Properties        1,142
    38,600   Teck Cominco Class B                  1,260                   34,600   OMEGA Healthcare Investors            571(E)
                                                  ------                  104,000   Ventas, Inc.                        4,597
                                                   2,644                                                               ------
BROADCASTING (2.0%)
    82,800   CBS Corp. Class B                     2,086(E)                                                             8,314
                                                                       INDUSTRIAL (5.0%)
COMMERCIAL SERVICES (0.6%)                                                 35,738   AMB Property                        1,808
    43,900   Crystal River Capital                   615(E)                58,300   ProLogis                            3,460
                                                                                                                       ------
COMMUNITY CENTERS (5.3%)                                                                                                5,268
    43,700   Acadia Realty Trust                   1,095(E)            INSURANCE (3.5%)
    23,100   Developers Diversified Realty           950                   50,400   Arthur J. Gallagher                 1,281
    35,100   Equity One                              829(E)                31,000   Endurance Specialty Holdings        1,256(E)
    36,800   Federal Realty Investment Trust       2,716                   33,700   Willis Group Holdings               1,187
       200   Tanger Factory Outlet Centers             7                                                               ------
                                                  ------                                                                3,724

                                                   5,597               LODGING (1.1%)
CONSUMER PRODUCTS & SERVICES (3.5%)                                        50,400   Host Hotels & Resorts                 844
    29,200   Fortune Brands                        2,042(E)                10,800   LaSalle Hotel Properties              296
    61,199   Great Lakes Dredge & Dock               387                                                               ------
    25,900   Wal-Mart Stores                       1,318(E)                                                             1,140
                                                  ------
                                                   3,747               MACHINERY & EQUIPMENT (2.0%)
CONSUMER STAPLES (1.9%)                                                    30,000   Caterpillar Inc.                    2,134
    30,300   Procter & Gamble                      1,998
                                                                       METALS & MINING (0.1%)
DIVERSIFIED (11.0%)                                                          3,970  Brookfield Infrastructure
    15,900   3M Co.                                1,267(E)                           Partners LP                          83(*)
    99,250   Brookfield Asset Management
               Class A                             3,203               OFFICE (10.9%)
    14,600   Eaton Corp.                           1,208(E)                27,600   Alexandria Real Estate Equities     2,711(E)
    58,100   General Electric                      2,057(OO)               49,100   BioMed Realty Trust                 1,133
    24,900   Macquarie Infrastructure                823                   26,900   Boston Properties                   2,473

See Notes to Schedule of Investments

                                                                                                              JANUARY 31, 2008

SCHEDULE OF INVESTMENTS Dividend Advantage Fund Inc. cont'd.
-----------------------------------------------------------
(UNAUDITED)

NUMBER OF SHARES                                MARKET VALUE(+)        NUMBER OF SHARES                            MARKET VALUE(+)
                                               ($000'S OMITTED)                                                   ($000'S OMITTED)
   102,300   Brookfield Properties                 2,078(E)            PREFERRED STOCKS (0.4%)
    35,400   Corporate Office Properties
               Trust                               1,134               LODGING (0.4%)
    22,600   SL Green Realty                       2,097                 19,000   LaSalle Hotel Properties,
                                                  ------                            Ser. D (COST $475)                    390

                                                  11,626
OFFICE - INDUSTRIAL (2.2%)                                             CONVERTIBLE PREFERRED STOCKS (1.1%)
    65,200   Digital Realty Trust                  2,330(E)
                                                                       BASIC MATERIALS (1.1%)
OIL & GAS (3.1%)                                                             9,300   Freeport-McMoRan Copper
    57,000   Canadian Oil Sands Trust              2,157(E)                            & Gold (COST $948)               1,235
    17,600   Occidental Petroleum                  1,195
                                                  ------               SHORT-TERM INVESTMENTS (40.9%)
                                                   3,352                 6,077,450   Neuberger Berman Prime
PHARMACEUTICAL (3.7%)                                                                  Money Fund Trust Class           6,078(@)
    31,600   Johnson & Johnson                     1,999                37,389,241   Neuberger Berman Securities
    39,300   Novartis AG ADR                       1,989                               Lending Quality Fund, LLC       37,389(++)
                                                  ------
                                                   3,988               TOTAL SHORT-TERM INVESTMENTS
PUBLISHING (1.1%)                                                      (COST $43,467)                                  43,467(#)
    74,400   Idearc Inc.                           1,210
                                                                       TOTAL INVESTMENTS (183.9%)
REGIONAL MALLS (9.1%)                                                  (COST $197,026)                                195,562(##)
    92,800   Kimco Realty                          3,323(E)
    21,200   Macerich Co.                          1,449               Liabilities, less cash, receivables
    21,300   Simon Property Group                  1,904(E)              and other assets [(34.5%)]                   (36,718)(@@)
    60,600   Taubman Centers                       3,039(E)
                                                  ------               Liquidation Value of Auction Market
                                                   9,715                 Preferred Shares [(49.4%)]                   (52,500)
RESIDENTIAL MORTGAGE (2.5%)
   135,300   Annaly Capital Management             2,668               TOTAL NET ASSETS APPLICABLE TO COMMON
                                                                       SHAREHOLDERS (100.0%)                       $  106,344
SELF STORAGE (6.3%)
    38,200   Extra Space Storage                     578(E)
    70,700   Public Storage                        5,532(E)
    14,400   Sovran Self Storage                     571
                                                  ------
                                                   6,681
SEMICONDUCTORS (3.2%)
    44,900   Analog Devices                        1,273(E)
    98,800   Intel Corp.                           2,095
                                                  ------
                                                   3,368
SPECIALTY (1.6%)
    62,800   Corrections Corporation of
              America                              1,667(*)

TELECOMMUNICATIONS (2.0%)
    56,100   AT&T Inc.                             2,159

THRIFTS & MORTGAGE FINANCE (1.4%)
    78,700   New York Community Bancorp            1,460(E)

UTILITIES (9.8%)
    26,400   Dominion Resources                    1,135
    15,100   Exelon Corp.                          1,151(E)
    16,200   FirstEnergy Corp.                     1,154
    18,100   FPL Group                             1,167(E)
    25,000   New Jersey Resources                  1,172(E)
    61,200   PNM Resources                         1,182
    23,200   PPL Corp.                             1,135(E)
    12,500   Public Service Enterprise Group       1,200
    20,400   Sempra Energy                         1,140
                                                  ------
                                                  10,436

TOTAL COMMON STOCK
(COST $152,136)                                  150,470

See Notes to Schedule of Investments

                                                    JANUARY 31, 2008 (UNAUDITED)


NOTES TO SCHEDULE OF INVESTMENTS
--------------------------------

(+) Investments in equity securities by Neuberger Berman Dividend Advantage Fund Inc. (the "Fund") are valued by an independent pricing service. The independent pricing service values equity securities at the latest sale price where that price is readily available. Securities traded primarily on the NASDAQ Stock Market are normally valued by the Fund at the NASDAQ Official Closing Price ("NOCP") provided by NASDAQ each business day. The NOCP is the most recently reported price as of 4:00:02 p.m., Eastern time, unless that price is outside the range of the "inside" bid and asked prices (i.e., the bid and asked prices that dealers quote to each other when trading for their own accounts); in that case, NASDAQ will adjust the price to equal the inside bid or asked price, whichever is closer. Because of delays in reporting trades, the NOCP may not be based on the price of the last trade to occur before the market closes. If there is no reported sale of a security on a particular day, the independent pricing service may value the security based on reported market quotations. If a valuation is not available from an independent pricing service, the Fund seeks to obtain quotations from principal market makers. If quotations are not readily available, securities are valued by methods the Board of Directors of the Fund (the "Board") has approved on the belief that they reflect fair value. Numerous factors may be considered when determining the fair value of a security, including available analyst, media or other reports, trading in futures or ADRs and whether the issuer of the security being fair valued has other securities outstanding. Foreign security prices are furnished by independent quotation services and expressed in local currency values. Foreign security prices are currently translated from the local currency into U.S. dollars using the exchange rate as of 4:00 p.m., Eastern time. The Board has approved the use of FT Interactive Data Corporation ("FT Interactive") to assist in determining the fair value of the Fund's foreign equity securities when changes in the value of a certain index suggest that the closing prices on the foreign exchanges may no longer represent the amount that the Fund could expect to receive for those securities. In this event, FT Interactive will provide adjusted prices for certain foreign equity securities using a statistical analysis of historical correlations of multiple factors. In the absence of precise information about the market values of these foreign securities as of the close of the New York Stock Exchange, the Board has determined on the basis of available data that prices adjusted in this way are likely to be closer to the prices the Fund could realize on a current sale than are the prices of those securities established at the close of the foreign markets in which the securities primarily trade. However, fair value prices are necessarily estimates, and there is no assurance that such a price will be at or close to the price at which the security next trades. Short-term debt securities with less than 60 days until maturity may be valued at cost which, when combined with interest earned, approximates market value.

(#)  At cost, which approximates market value.

(##) At January 31, 2008, the cost of investments for U.S. federal income tax purposes was $197,990,000. Gross unrealized appreciation of investments was $11,813,000 and gross unrealized depreciation of investments was $14,241,000, resulting in net unrealized depreciation of $2,428,000 based on cost for U.S. federal income tax purposes.

(OO) All or a portion of this security is segregated as collateral for interest rate swap contracts.

(++) Managed by an affiliate of Neuberger Berman Management Inc. and could be deemed an affiliate of the Fund.

(@) Neuberger Berman Prime Money Fund ("Prime Money") is also managed by Neuberger Berman Management Inc. and may be considered an affiliate since it has the same officers, Board members, and investment manager as the Fund and because, at times, the Fund may own 5% or more of the outstanding voting securities of Prime Money.

(E)  All or a portion of this security is on loan.

(*)  Security did not produce income during the last twelve months.

(@@) At January 31, 2008, the Fund had outstanding interest rate swap contracts as follows:

                                                    RATE TYPE
                                             ------------------------------
                                              FIXED-RATE     VARIABLE-RATE      ACCRUED NET
                                                PAYMENTS          PAYMENTS         INTEREST        UNREALIZED
SWAP COUNTER       NOTIONAL    TERMINATION   MADE BY THE       RECEIVED BY       RECEIVABLE      APPRECIATION      TOTAL FAIR
PARTY                AMOUNT           DATE          FUND       THE FUND(1)        (PAYABLE)      (DEPRECIATION)         VALUE

Merrill Lynch   $40,000,000  July 16, 2008        3.818%            4.081%           $4,680          $(160,882)    $(156,202)


For information on the Fund's significant accounting policies, please refer to the Fund's most recent financial statements.

                                                    JANUARY 31, 2008 (UNAUDITED)


(1) 30 day LIBOR (London Interbank Offered Rate) at January 14, 2008.

For information on the Fund's significant accounting policies, please refer to the Fund's most recent financial statements.

ITEM 2. CONTROLS AND PROCEDURES.

(a) Based on an evaluation of the disclosure controls and procedures (as defined in rule 30a-3(c) under the 1940 Act) as of a date within 90 days of the filing date of this document, the Chief Executive Officer and Treasurer and Principal Financial and Accounting Officer of the Registrant have concluded that such disclosure controls and procedures are effectively designed to ensure that information required to be disclosed by the Registrant on Form N-CSR and Form N-Q is accumulated and communicated to the Registrant's management to allow timely decisions regarding required disclosure.

 (b) There were no significant changes in the Registrant's internal controls over financial reporting (as defined in rule 30a-3(d) under the 1940 Act) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 3. EXHIBITS

The certifications required by Rule 30a-2(a) of the 1940 Act are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Neuberger Berman Dividend Advantage Fund Inc.


By: /s/ Peter E. Sundman
    ---------------------
    Peter E. Sundman
    Chief Executive Officer

Date: March 27, 2008


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.



By: /s/ Peter E. Sundman
    ---------------------
    Peter E. Sundman
    Chief Executive Officer

Date: March 27, 2008


By: /s/ John M. McGovern
    --------------------
    John M. McGovern
    Treasurer and Principal Financial
    and Accounting Officer

Date: March 27, 2008